CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
ASSETS
Cash and cash equivalents (Note 4)	$ 72.1	$ 511.1
Receivables	62.3	65.9
Prepaid expenses and other (Note 6)	45.5	39.4
Current assets	179.9	616.4
Royalty, stream and working interests, net (Note 3)	4,403.0	3,939.2
Investments (Note 5)	178.9	203.1
Deferred income tax assets	6.5	14.5
Other assets (Note 7)	13.7	15.2
Total assets	4,782.0	4,788.4
LIABILITIES
Accounts payable and accrued liabilities	20.7	21.5
Current income tax liabilities	0.8	1.1
Current liabilities	21.5	22.6
Deferred income tax liabilities	60.3	60.3
Total liabilities	81.8	82.9
SHAREHOLDERS' EQUITY (Note 14)
Common shares	5,125.1	5,107.8
Contributed surplus	17.1	14.2
Deficit	(252.6)	(310.0)
Accumulated other comprehensive loss	(189.4)	(106.5)
Total shareholders' equity	4,700.2	4,705.5
Total liabilities and shareholders' equity	$ 4,782.0	$ 4,788.4